25. NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	R$ 45,910,424	R$ 39,004,511	R$ 35,613,367
Sales deductions	(6,440,724)	(5,557,531)	(5,424,946)
Net sales	39,469,700	33,446,980	30,188,421
BRAZIL [member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	26,017,981	21,645,253	20,659,378
Sales deductions	(5,032,862)	(4,155,774)	(4,366,842)
Net sales	20,985,119	17,489,479	16,292,536
International [member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	18,514,099	16,191,795	14,012,629
Sales deductions	(1,273,905)	(1,292,401)	(943,958)
Net sales	17,240,194	14,899,394	13,068,671
Other [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	1,378,344	1,167,463	941,360
Sales deductions	(133,957)	(109,356)	(114,146)
Net sales	R$ 1,244,387	R$ 1,058,107	R$ 827,214